                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

      Item 1.  Schedule of Investments.

      The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

      VAN KAMPEN COMSTOCK FUND

      PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                       NUMBER OF
      DESCRIPTION                                                        SHARES                VALUE
      COMMON STOCKS    93.3%
      ALUMINUM    1.8%
      Alcoa, Inc.                                                      6,809,700         $   228,737,823
                                                                                   ----------------------

      APPAREL & ACCESSORIES    0.8%
      Jones Apparel Group, Inc.                                        2,905,200             104,006,160
                                                                                   ----------------------

      BROADCASTING & CABLE TV    2.9%
      Clear Channel Communications, Inc.                               6,281,400             195,791,238
      Liberty Media Corp., Class A (a)                                15,354,500             133,891,240
      Liberty Media International, Inc., Class A (a)                   1,167,725              38,957,641
                                                                                   ----------------------
                                                                                             368,640,119
                                                                                   ----------------------

      COMMUNICATIONS EQUIPMENT    0.6%
      Andrew Corp. (a)                                                 1,185,113              14,505,783
      Ericsson, Class B - ADR (Sweden)                                   819,928              25,614,551
      JDS Uniphase Corp. (a)                                           1,593,635               5,370,550
      Nokia Oyj - ADR (Finland)                                        1,912,980              26,246,086
                                                                                   ----------------------
                                                                                              71,736,970
                                                                                   ----------------------

      COMPUTER HARDWARE    0.9%
      Hewlett-Packard Co.                                              3,707,857              69,522,319
      International Business Machines Corp.                              452,183              38,770,170
                                                                                   ----------------------
                                                                                             108,292,489
                                                                                   ----------------------

      COMPUTER STORAGE & PERIPHERALS    0.3%
      Lexmark International, Inc., Class A (a)                           452,415              38,007,384
                                                                                   ----------------------

      CONSUMER FINANCE    0.2%
      Capital One Financial Corp.                                        257,081              18,998,286
                                                                                   ----------------------

      DATA PROCESSING & OUTSOURCING SERVICES    0.3%
      SunGard Data Systems, Inc. (a)                                   1,663,636              39,544,628
                                                                                   ----------------------

      DEPARTMENT STORES    0.8%
      Federated Department Stores, Inc.                                1,752,600              79,620,618
      May Department Stores Co.                                        1,040,400              26,665,452
                                                                                   ----------------------
                                                                                             106,286,070
                                                                                   ----------------------

      DIVERSIFIED BANKS    4.8%
      Bank of America Corp.                                            6,865,456             297,480,209

      Wachovia Corp.                                                   1,203,000              56,480,850
      Wells Fargo & Co.                                                4,155,382             247,785,429
                                                                                   ----------------------
                                                                                             601,746,488
                                                                                   ----------------------

      DIVERSIFIED CHEMICALS    4.2%
      Dow Chemical Co.                                                 6,865,939             310,203,124
      Du Pont (E.I.) de Nemours & Co.                                  4,930,500             211,025,400
                                                                                   ----------------------
                                                                                             521,228,524
                                                                                   ----------------------

      DRUG RETAIL    0.6%
      CVS Corp.                                                        1,863,139              78,494,046
                                                                                   ----------------------

      ELECTRIC UTILITIES    3.4%
      American Electric Power Co., Inc.                                2,175,216              69,519,903
      FirstEnergy Corp.                                                2,774,900             113,992,892
      Scottish Power PLC - ADR (United Kingdom)                        1,499,440              46,242,730
      TXU Corp.                                                        4,217,326             202,094,262
                                                                                   ----------------------
                                                                                             431,849,787
                                                                                   ----------------------

      ELECTRONIC MANUFACTURING SERVICES    0.6%
      Flextronics International Ltd. (Singapore) (a)                   3,054,217              40,468,375
      Jabil Circuit, Inc. (a)                                            735,680              16,920,640
      Kemet Corp. (a)                                                  1,715,780              13,880,660
                                                                                   ----------------------
                                                                                              71,269,675
                                                                                   ----------------------

      FOOD RETAIL    0.7%
      Kroger Co. (a)                                                   5,570,931              86,460,849
                                                                                   ----------------------

      HEALTH CARE DISTRIBUTORS    0.7%
      AmerisourceBergen Corp.                                          1,613,800              86,677,198
                                                                                   ----------------------

      HOUSEHOLD PRODUCTS    2.1%
      Kimberly-Clark Corp.                                             4,132,675             266,929,478
                                                                                   ----------------------

      INDUSTRIAL MACHINERY    0.3%
      Cognex Corp.                                                     1,275,787              33,425,619
                                                                                   ----------------------

      INTEGRATED OIL & GAS    4.4%
      BP PLC - ADR (United Kingdom)                                    1,354,396              77,918,402
      ConocoPhillips                                                   1,281,283             106,154,297
      Petroleo Brasileiro SA - ADR (Brazil)                            4,057,200             143,016,300
      Royal Dutch Petroleum Co. (Netherlands)                          1,239,300              63,947,880
      Total SA - ADR (France)                                          1,627,900             166,322,543
                                                                                   ----------------------
                                                                                             557,359,422
                                                                                   ----------------------

      INTEGRATED TELECOMMUNICATION SERVICES    11.4%
      Amdocs Ltd. (Guernsey) (a)                                         544,019              11,875,935
      SBC Communications, Inc.                                        14,489,100             375,992,145
      Sprint Corp.                                                    29,883,500             601,554,855
      Verizon Communications, Inc.                                    11,076,966             436,210,921
                                                                                   ----------------------
                                                                                           1,425,633,856
                                                                                   ----------------------

      INVESTMENT BANKING & BROKERAGE    0.9%
      Goldman Sachs Group, Inc.                                           83,500               7,785,540
      Lehman Brothers Holdings, Inc.                                     557,500              44,443,900
      Merrill Lynch & Co., Inc.                                        1,190,316              59,182,512
                                                                                   ----------------------
                                                                                             111,411,952
                                                                                   ----------------------

      IT CONSULTING & OTHER SERVICES    0.5%
      Affiliated Computer Services, Inc., Class A (a)                  1,073,100              59,739,477
                                                                                   ----------------------

      LEISURE PRODUCTS    0.5%
      Mattel, Inc.                                                     3,415,600              61,924,828
                                                                                   ----------------------

      LIFE & HEALTH INSURANCE    1.4%
      Metlife, Inc.                                                    2,033,800              78,606,370
      Torchmark Corp.                                                  1,800,747              95,763,725
                                                                                   ----------------------
                                                                                             174,370,095
                                                                                   ----------------------

      MANAGED HEALTH CARE    0.4%
      Aetna, Inc.                                                        515,542              51,518,112
                                                                                   ----------------------

      MOVIES & ENTERTAINMENT    1.3%
      Walt Disney Co.                                                  7,183,956             161,998,208
                                                                                   ----------------------

      MULTI-LINE INSURANCE    0.7%
      Assurant, Inc.                                                   1,635,600              42,525,600
      Genworth Financial, Inc., Class A                                1,794,000              41,800,200
                                                                                   ----------------------
                                                                                              84,325,800
                                                                                   ----------------------

      MULTI-UTILITIES & UNREGULATED POWER    2.1%
      Constellation Energy Group, Inc.                                 1,740,822              69,354,348
      Dominion Resources, Inc.                                         1,652,900             107,851,725
      Public Service Enterprise Group, Inc.                            2,001,478              85,262,963
                                                                                   ----------------------
                                                                                             262,469,036
                                                                                   ----------------------

      OIL & GAS DRILLING    2.4%
      GlobalSantaFe Corp. (Cayman Islands)                             4,746,400             145,477,160
      Transocean, Inc. (Cayman Islands) (a)                            4,468,900             159,897,242
                                                                                   ----------------------
                                                                                             305,374,402
                                                                                   ----------------------

      OIL & GAS EQUIPMENT & SERVICES    6.1%
      Halliburton Co.                                                 15,755,080             530,788,645
      Schlumberger Ltd. (Netherlands Antilles)                         3,521,630             237,040,915
                                                                                   ----------------------
                                                                                             767,829,560
                                                                                   ----------------------

      OTHER DIVERSIFIED FINANCIAL SERVICES    2.4%
      Citigroup, Inc.                                                  5,748,305             253,615,217
      J.P. Morgan Chase & Co.                                          1,298,364              51,584,002
                                                                                   ----------------------
                                                                                             305,199,219
                                                                                   ----------------------

      PACKAGED FOODS    2.1%
      Kraft Foods, Inc.                                                4,101,800             130,109,096
      Unilever NV (Netherlands)                                        2,368,600             136,905,080
                                                                                   ----------------------
                                                                                             267,014,176
                                                                                   ----------------------

      PAPER PRODUCTS    6.1%
      Georgia-Pacific Corp.                                            8,778,000             315,569,100
      International Paper Co.                                         10,993,471             444,246,163
                                                                                   ----------------------
                                                                                             759,815,263
                                                                                   ----------------------

      PHARMACEUTICALS    10.6%
      Bristol-Myers Squibb Co.                                        15,566,000             368,447,220
      GlaxoSmithKline PLC - ADR (United Kingdom)                       9,832,500             429,975,225
      Merck & Co., Inc.                                                  958,818              31,640,994
      Pfizer, Inc.                                                     5,207,199             159,340,289
      Roche Holdings, Inc. - ADR (Switzerland)                         1,340,346             138,467,660
      Schering-Plough Corp.                                            6,232,390             118,789,353
      Wyeth, Inc.                                                      2,200,996              82,317,250
                                                                                   ----------------------
                                                                                           1,328,977,991
                                                                                   ----------------------

      PHOTOGRAPHIC PRODUCTS    0.7%
      Eastman Kodak Co.                                                2,688,900              86,636,358
                                                                                   ----------------------

      PROPERTY & CASUALTY    3.4%
      Allstate Corp.                                                   2,344,729             112,523,545
      AMBAC Financial Group, Inc.                                      1,080,863              86,414,997
      Berkshire Hathaway, Inc., Class B (a)                                4,300              12,345,300
      Chubb Corp.                                                      2,389,780             167,953,738
      Saint Paul Travelers Co., Inc.                                   1,151,379              38,064,590
                                                                                   ----------------------
                                                                                             417,302,170
                                                                                   ----------------------

      REGIONAL BANKS    1.5%
      PNC Financial Services Group, Inc.                               2,753,800             148,980,580
      SouthTrust Corp.                                                   324,000              13,497,840
      SunTrust Banks, Inc.                                               353,701              24,904,087
                                                                                   ----------------------
                                                                                             187,382,507
                                                                                   ----------------------

      REINSURANCE    0.1%
      RenaissanceRe Holdings, Ltd. (Bermuda)                             338,000              17,434,040
                                                                                   ----------------------

      RESTAURANTS    1.6%
      Darden Restaurants, Inc.                                         2,563,100              59,771,492
      McDonald's Corp.                                                 5,239,200             146,854,776
                                                                                   ----------------------
                                                                                             206,626,268
                                                                                   ----------------------

      SEMICONDUCTOR EQUIPMENT    0.2%
      Credence Systems Corp. (a)                                       3,184,503              22,928,422
      Novellus Systems, Inc. (a)                                         317,700               8,447,643
                                                                                   ----------------------
                                                                                              31,376,065
                                                                                   ----------------------

      SEMICONDUCTORS    0.0%
      Intel Corp.                                                        278,792               5,592,568
                                                                                   ----------------------

      SPECIALTY CHEMICALS    0.7%
      Rohm & Haas Co.                                                  2,028,700              87,173,239
                                                                                   ----------------------

      SYSTEMS SOFTWARE    0.3%
      Check Point Software Technologies Ltd. (Israel) (a)                818,008              13,881,596
      Microsoft Corp.                                                  1,072,452              29,653,298
                                                                                   ----------------------
                                                                                              43,534,894
                                                                                   ----------------------

      THRIFTS & MORTGAGE FINANCE    4.1%
      Fannie Mae                                                         768,100              48,697,540
      Freddie Mac                                                      7,138,466             465,713,522
                                                                                   ----------------------
                                                                                             514,411,062
                                                                                   ----------------------

      TOBACCO    1.4%
      Altria Group, Inc.                                               3,622,483             170,401,600
                                                                                   ----------------------

      TOTAL LONG-TERM INVESTMENTS    93.3%
         (Cost $9,926,054,559)                                                            11,715,163,761
                                                                                   ----------------------

      REPURCHASE AGREEMENTS    5.8%
      Bank of America Securities LLC ($177,034,000 par
      collateralized by U.S. Government obligations in a pooled
      cash account, interest rate of 1.79%, dated 09/30/04, to be
      sold on 10/01/04 at $177,042,803)                                                      177,034,000

      State Street Bank & Trust Co. ($132,605,000 par
      collateralized by U.S. Government obligations in a pooled
      cash account, interest rate of 1.82%, dated 09/30/04, to be
      sold on 10/01/04 at $132,611,704)                                                      132,605,000

      UBS Securities LLC ($423,585,000 par collateralized by U.S.
      Government obligations in a pooled cash account, interest
      rate of 1.73%, dated 09/30/04, to be sold on 10/01/04 at
      $423,605,356)                                                                          423,585,000
                                                                                   ----------------------

      TOTAL REPURCHASE AGREEMENTS
         (Cost $733,224,000)                                                                 733,224,000
                                                                                   ----------------------

      TOTAL INVESTMENTS    99.1%
         (Cost $10,659,278,559)                                                           12,448,387,761

      OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                          109,066,119
                                                                                   ----------------------

      NET ASSETS    100.0%                                                               $12,557,453,880
                                                                                   ======================

      Percentages are calculated as a percentage of net assets.


(a) Non-income producing security as this stock currently does not declare dividends.
ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004